Share-based Payments - Summary of Black-Scholes Option-Pricing Models (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bottom Of Range [Member]
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	32.00%	32.00%	37.90%
Risk-free interest rate (%)	2.40%	1.40%	0.80%
Expected life of share options (years)	2 years 4 months 24 days	2 years 4 months 24 days	2 years 6 months
Weighted-average share price (US$)	$ 123.13	$ 50.70	$ 41.20
Top of range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	34.70%	43.50%	45.80%
Risk-free interest rate (%)	2.90%	2.00%	1.80%
Expected life of share options (years)	4 years 4 months 24 days	4 years 4 months 24 days	5 years
Weighted-average share price (US$)	$ 189.52	$ 90.65	$ 44.40